Management of Financial Risk	12 Months Ended
Dec. 31, 2017
Management of Financial Risk [abstract]
Managment of Financial Risk

32. Management of Financial Risk

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a) Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.  All of our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short term investments are held through large financial institutions.  These investments mature at various dates within one year.

The Company’s maximum exposure to credit risk as at December 31, 2017 and 2016 is as follows:

	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$183,074	$82,484
Short term investments	29,500	41,100
Marketable securities	556	1,579
Derivative assets	140	973
Accounts receivable and other assets	36,370	24,987
Income tax receivable	130	72
Other non-current receivables	1,223	562
	$250,993	$151,757

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. We limit our exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through our investment policy of purchasing only instruments with a  high credit rating.  Almost all of our concentrate are sold to large well-known concentrate buyers.

(b) Liquidity Risk

Liquidity risk is the risk that we will not be able to meet our financial obligations as they come due.  We manage our liquidity risk by continually monitoring forecasted and actual cash flows.  We have in place a planning and budgeting process to help determine the funds required to support our normal operating requirements and our development plans.  We aim to maintain sufficient liquidity to meet our short term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The tables include cash flows associated with both interest and principal payments.

	Expected payments due by year as at December 31, 2017
	Less than			After
	1 year	1 – 3 years	4 – 5 years	5 years	Total
Trade and other payables	$41,476	$-	$-	$-	$41,476
Bank loan	-	40,000	-	-	40,000
Derivative liabilities	2,328	-	-	-	2,328
Income tax payable	14,237	-	-	-	14,237
Finance lease obligations	906	-	-	-	906
Other liabilities	-	1,356	-	-	1,356
Operating leases	653	1,025	634	-	2,312
Provisions	1,708	4,690	5,465	3,323	15,186
	$61,308	$47,071	$6,099	$3,323	$117,801

	Expected payments due by year as at December 31, 2016
	Less than			After
	1 year	1 – 3 years	4 – 5 years	5 years	Total
Trade and other payables	$40,160	$-	$-	$-	$40,160
Bank loan	-	40,000	-	-	40,000
Derivative liabilities	254	-	-	-	254
Income tax payable	14,447	-	-	-	14,447
Finance lease obligations	2,189	912	-	-	3,101
Other liabilities	-	3,544	-	-	3,544
Operating leases	431	360	82	-	873
Provisions	1,154	2,728	5,172	5,174	14,228
	$58,635	$47,544	$5,254	$5,174	$116,607

Operating leases includes leases for office premises, computer equipment and other equipment used in the normal course of business.

(c) Currency risk

The functional and reporting currency for all entities within the consolidated group is the US dollar. We are exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentinean pesos and Mexican pesos.  A significant change in the foreign exchange rates between the United States dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows.  We have not hedged our exposure to foreign currency fluctuations.

As at December 31, 2017 and 2016, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2017
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	4,511	693	27,842	12,186
Marketable securities	697	-	-	-
Accounts receivable and other assets	292	4,428	3,018	33
Income tax receivable	-	421	-	-
Investments in associates	3,685	-	-	-
Trade and other payables	(14,950)	(17,244)	(253,702)	(7,814)
Provisions, current	-	-	(2,418)	-
Income tax payable	-	(6,631)	(176,977)	-
Other liabilities	(1,576)	-	(1,967)	-
Provisions	-	-	(78,567)	-
Total foreign currency exposure	(7,341)	(18,333)	(482,771)	4,405
US$ equivalent of foreign currency exposure	(5,852)	(5,650)	(24,462)	236

	December 31, 2016
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	9,436	4,098	7,788	16,502
Marketable securities	2,300	-	-	-
Accounts receivable and other assets	343	3,810	3,369	115
Income tax receivable	-	243	-	-
Deposits on non-current assets	-	-	4,325	8,419
Trade and other payables	(14,581)	(13,666)	(208,364)	(3,891)
Due to related parties	(14)	-	-	-
Provisions, current	-	(2,765)	(6,169)	-
Income tax payable	-	(7,564)	(202,804)	509
Other liabilities	(4,679)	-	(1,220)	-
Provisions	-	(24,719)	(93,520)	(7,283)
Total foreign currency exposure	(7,195)	(40,563)	(496,595)	14,371
US$ equivalent of foreign currency exposure	(5,359)	(12,072)	(24,032)	904

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2017 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican Peso	+/- 10%	$2,351
Peruvian Soles	+/- 10%	$739
Argentinian Peso	+/- 10%	$52
Canadian Dollar	+/- 10%	$509

(d) Metal Price Risk

We are exposed to metal price risk with respect to our sales of silver, gold, zinc, and lead concentrates. A 10% change in metal prices from the prices used at December 31, 2017 would result in the following change to sales and accounts receivable for sales which are still based on provisional prices as at December 31, 2017. As a matter of policy, we do not hedge our silver production.

Metal	Change	Effect on Sales
Silver	+/- 10%	$6,708
Gold	+/- 10%	$3,483
Lead	+/- 10%	$279
Zinc	+/- 10%	$453

We mitigate the price risk of our base metal production from time to time by committing a portion of such production under forward sales and collar contracts.  We  have entered into a series of lead and zinc forward sales and collar swaps representing approximately 50% of our expected lead and zinc production to June 2018 (note 10(a)).

(e) Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.  Currently, our interest rate exposure mainly relates to interest earned on our cash, cash equivalent, and short term investment balances, and the mark-to-market value of derivative instruments which depend on interest rates.  We have entered into an interest rate swap to mitigate the interest rate risk on our bank loan.